Long-term and Short-term Debt (Details Textuals) (USD $)	12 Months Ended																			12 Months Ended										12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Federal Reserve Bank Advances [Member]	Dec. 31, 2010 Federal Reserve Bank Advances [Member]	Dec. 31, 2009 Federal Reserve Bank Advances [Member]	Dec. 31, 2011 General Credit Facility One [Member]	Dec. 31, 2010 General Credit Facility One [Member]	Dec. 31, 2011 General Credit Facility Two [Member]	Dec. 31, 2010 General Credit Facility Two [Member]	Dec. 31, 2010 General Credit Facility Three [Member]	Dec. 31, 2011 General Credit Facility [Member]	Dec. 31, 2010 General Credit Facility [Member]	Dec. 31, 2009 General Credit Facility [Member]	Dec. 31, 2011 Committed Credit Facility [Member]	Dec. 31, 2010 Committed Credit Facility [Member]	Dec. 31, 2009 Committed Credit Facility [Member]	Dec. 31, 2011 Consolidated Securitization Entities [Member]	Dec. 31, 2010 Consolidated Securitization Entities [Member]	Dec. 31, 2010 Alico Debt Transaction One [Member]	Dec. 31, 2010 Alico Debt Transaction Two [Member]	Dec. 31, 2010 Alico Debt Transaction Three [Member]	Dec. 31, 2010 Alico Debt Transaction Four [Member]	Dec. 31, 2009 Senior Debt $1,250M Maturing June 2016 [Member]	Dec. 31, 2009 Senior Debt $397M FDIC Maturing June 2012 [Member]	Dec. 31, 2009 Senior Debt Series B $1,035 M [Member]	Dec. 31, 2008 MetLife Inc Series B Junior Subordinated Debt [Member]	Dec. 31, 2010 American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member]	Dec. 31, 2010 American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member] Senior Debt Series C,D and E $3,000M [Member]	Dec. 31, 2010 American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member] Senior Debt Series C [Member]	Dec. 31, 2010 American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member] Senior Debt Series D [Member]	Dec. 31, 2010 American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member] Senior Debt Series E [Member]	Dec. 31, 2010 American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member] Senior Debt Series C Tranch 1 [Member]	Dec. 31, 2010 American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member] Senior Debt Series C Tranch 2 [Member]	Dec. 31, 2010 American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member] Senior Debt Series E Tranch 1 [Member]	Dec. 31, 2010 American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member] Senior Debt Series E Tranch 2 [Member]
Long-term and Short-term Debt [Abstract]
Long Term Debt Aggregate Maturities, Year One	$ 1,500,000,000
Long Term Debt Aggregate Maturities, Year Two	1,500,000,000
Long Term Debt Aggregate Maturities, Year Three	1,700,000,000
Long Term Debt Aggregate Maturities, Year Four	2,300,000,000
Long Term Debt Aggregate Maturities, Year Five	2,400,000,000
Long-term Debt, Maturities, Repayments of Principal after Year Five	11,200,000,000
Short-term Debt, Weighted Average Interest Rate	0.33%	0.35%	0.42%
Total interest expense	975,000,000	815,000,000	713,000,000
Debt Instrument [Line Items]
Effective date of acquisition		November 1, 2010																										November 1, 2010
Debt Instrument, Face Amount																				1,000,000,000	1,000,000,000	750,000,000	250,000,000	1,250,000,000	397,000,000	1,035,000,000			3,000,000,000
Debt Instrument, Fair Value																													3,000,000,000
Long-term debt, at estimated fair value, relating to variable interest entities	23,692,000,000	27,586,000,000																3,068,000,000	6,820,000,000
Debt Instrument, Interest Rate, Stated Percentage																				2.375%	4.75%	5.875%		6.75%		7.717%	4.91%			1.56%	1.92%	2.46%
Debt Instrument, Average Interest Rate																													1.98%
Debt Instrument, Maturity Date																				Feb. 06, 2014	Feb. 08, 2021	Feb. 06, 2041	Aug. 06, 2013	Jun. 01, 2016	Jun. 29, 2012					Jun. 15, 2023	Jun. 15, 2024	Jun. 15, 2045	Jun. 15, 2018	Jun. 15, 2023	Jun. 15, 2018	Jun. 15, 2045
Debt Issuance Costs Incurred and Capitalized																								6,000,000	15,000,000			15,000,000
Debt Instrument, Issuance Date																				August 1, 2010	August 1, 2010	August 1, 2010	August 1, 2010	May 2009	March 2009	February 2009	2005
Debt Instrument Maturity																										2019
Debt Instrument, Description of Variable Rate Basis																							three-month LIBOR, reset quarterly		three-month LIBOR, reset quarterly
Debt Instrument, Basis Spread on Variable Rate																							1.25%		0.32%
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							1,000,000,000	3,000,000,000	3,000,000,000	1,000,000,000	5,000,000,000	4,000,000,000			12,400,000,000
Collateral financing arrangements	4,647,000,000	5,297,000,000
Credit Facility Term								3 years	5 years	364 days
Line of Credit Facility, Expiration Date							October 2013
Fees associated with credit facilities							4,000,000		9,000,000		28,000,000	35,000,000	17,000,000	43,000,000	93,000,000	92,000,000	55,000,000
Short-term Debt [Line Items]
Invested assets pledged as collateral	558,000,000	465,000,000		1,600,000,000	1,800,000,000
Proceeds from Bank Debt				0	0
Debt, Weighted Average Interest Rate						0.26%
Federal Reserve Bank, Advances, Average Balance of Agreements Outstanding	447,000,000	687,000,000				1,500,000,000
Short-term Debt Average Days Outstanding	19 days	21 days				24 days
Short-term debt	686,000,000	306,000,000		0	0
Line of Credit Facility [Abstract]
Federal Home Loan Bank Stock	234,000,000	187,000,000
Federal Home Loan Bank, Liability for Debt Advances	4,800,000,000	3,800,000,000
Proceeds from Federal Home Loan Bank Advances	1,300,000,000	2,100,000,000	1,300,000,000
Federal Home Loan Bank Repayments, Long Term Debt	750,000,000	349,000,000	497,000,000
Federal Home Loan Bank, Fair Value of collateral pledged for debt advances	$ 8,700,000,000	$ 7,800,000,000